UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.4%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$3,225	$3,289,500
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	1,832,688
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,436,225
TransDigm, Inc., 6.00%, 7/15/22	5,055	4,979,175
TransDigm, Inc., 6.50%, 7/15/24	2,965	2,913,112
TransDigm, Inc., 7.50%, 7/15/21	490	502,250

		$14,952,950

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,620,450

		$1,620,450

Automotive & Auto Parts — 1.5%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$651,750
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,503,000
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,990	1,865,625
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	341,095
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	329,119
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,488,805
Navistar International Corp., 8.25%, 11/1/21	1,160	729,350
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	6,857	7,199,850
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,781,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,282,560
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	744,012
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	635,344

		$19,551,510

Banks & Thrifts — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,218,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,866,800
CIT Group, Inc., 5.25%, 3/15/18	605	626,550
CIT Group, Inc., 5.375%, 5/15/20	230	238,625
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,516,275

		$5,466,250

Broadcasting — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21	$2,825	$3,008,625
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,006,875
Netflix, Inc., 5.50%, 2/15/22(1)	3,165	3,275,775
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,704,575
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	694,925
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,113,750
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,508,187
Tribune Media Co., 5.875%, 7/15/22(1)	2,675	2,675,000

		$23,987,712

Building Materials — 1.9%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$1,945,000
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,760	1,656,600
Building Materials Corp. of America, 5.375%, 11/15/24(1)	2,905	2,875,950
Building Materials Corp. of America, 6.00%, 10/15/25(1)	2,710	2,784,525
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,682,975
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,253,150
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,423,400
Nortek, Inc., 8.50%, 4/15/21	2,290	2,375,875
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,673,000

Security	Principal Amount (000’s omitted)	Value
USG Corp., 5.50%, 3/1/25(1)	$345	$349,744
USG Corp., 5.875%, 11/1/21(1)	880	910,800

		$23,931,019

Cable/Satellite TV — 5.5%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,503,312
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,129,013
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,660	2,493,750
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	979,700
Cable One, Inc., 5.75%, 6/15/22(1)	800	810,000
Cablevision Systems Corp., 7.75%, 4/15/18	790	801,850
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,197,475
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,826,087
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,072,813
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	710	725,975
CCOH Safari, LLC, 5.75%, 2/15/26(1)	2,725	2,717,847
CSC Holdings, LLC, 5.25%, 6/1/24	385	340,725
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	4,969,800
CSC Holdings, LLC, 7.625%, 7/15/18	1,620	1,713,150
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,088,850
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,718,000
DISH DBS Corp., 5.875%, 11/15/24	1,705	1,521,713
DISH DBS Corp., 6.75%, 6/1/21	6,480	6,625,800
Neptune Finco Corp., 10.125%, 1/15/23(1)	3,950	4,187,000
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	4,881,613
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,553,056
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,975	4,925,250
Numericable-SFR SAS, 6.25%, 5/15/24(1)	585	573,300
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	952,718
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,486,912
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,120,129
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,786,641
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,915,525
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,304,400
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,590,425
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,510,025
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,128,531

		$71,151,385

Capital Goods — 0.9%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,045	$1,411,050
Anixter, Inc., 5.50%, 3/1/23(1)	2,335	2,294,138
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,952,975
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,432,531
HRG Group, Inc., 7.875%, 7/15/19(1)	2,875	3,007,969
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	873,300

		$11,971,963

Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,973,312
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,745	3,333,050
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	2,492,450
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	945	885,938
Tronox Finance, LLC, 6.375%, 8/15/20	3,115	1,939,087
Tronox Finance, LLC, 7.50%, 3/15/22(1)	950	574,750
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,287,025
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	524,344

		$15,009,956

Consumer Products — 2.9%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$11,685	$11,451,300
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	1,992,600
Central Garden & Pet Co., 6.125%, 11/15/23	6,300	6,473,250

Security	Principal Amount (000’s omitted)	Value
NBTY, Inc., 9.00%, 10/1/18	$1,900	$1,951,110
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,409,363
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,145	1,122,100
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	925	971,250
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	3,285	3,383,550
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,176,600
Tempur Sealy International, Inc., 5.625%, 10/15/23(1)	1,910	1,957,750
Tempur Sealy International, Inc., 6.875%, 12/15/20	2,020	2,146,250
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	3,365	3,440,712

		$37,475,835

Containers — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.512%, 12/15/19(1)(3)	$1,105	$1,059,419
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	349,388
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	763,413
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	495,020
Ball Corp., 4.375%, 12/15/20	3,405	3,530,559
Berry Plastics Corp., 6.00%, 10/15/22(1)	1,770	1,814,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	3,640	3,603,600
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	3,917,753
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	981,941
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,924,562
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	1,695	1,589,062
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,375	4,282,031

		$24,310,998

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$375	$368,438
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,035	1,022,063
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	795	773,138
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,155	1,169,437
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	721,375
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,309,936
International Lease Finance Corp., 4.625%, 4/15/21	895	883,813
International Lease Finance Corp., 6.25%, 5/15/19	975	1,021,313
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,788,012
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,130,356
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,295,928
Navient Corp., 4.875%, 6/17/19	40	36,700
Navient Corp., 5.50%, 1/15/19	3,085	2,899,900
Navient Corp., 5.875%, 10/25/24	1,290	1,024,582
Navient Corp., 7.25%, 1/25/22	45	40,219
Navient Corp., 8.00%, 3/25/20	6,065	5,989,187
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,214,212

		$23,688,609

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$978,656
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	1,976,250
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	353,219
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,872,675
Lamar Media Corp., 5.75%, 2/1/26(1)	745	769,213
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,249,931

		$7,199,944

Energy — 9.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$3,150	$3,134,250
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,635	4,565,475
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,244,250
Antero Resources Corp., 5.375%, 11/1/21	6,975	5,946,187
Antero Resources Corp., 5.625%, 6/1/23(1)	1,295	1,081,325

Security	Principal Amount (000’s omitted)	Value
Antero Resources Corp., 6.00%, 12/1/20	$425	$374,000
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	1,015	763,788
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	856,613
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,054,000
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,417,312
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,259,600
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,553,300
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,066,050
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,128,025
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,344,250
Denbury Resources, Inc., 5.50%, 5/1/22	715	253,825
Diamondback Energy, Inc., 7.625%, 10/1/21	5,500	5,500,000
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	2,992,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	908,213
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,860	5,367,950
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,575,300
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	745,500
Gulfport Energy Corp., 6.625%, 5/1/23	3,315	2,668,575
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,168,350
Harvest Operations Corp., 6.875%, 10/1/17	800	564,000
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	549,125
Matador Resources Co., 6.875%, 4/15/23	3,970	3,434,050
Memorial Resource Development Corp., 5.875%, 7/1/22	8,187	6,181,185
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,158,300
Newfield Exploration Co., 5.625%, 7/1/24	795	669,788
Noble Energy, Inc., 5.625%, 5/1/21	795	795,893
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,214,325
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,596,412
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	3,680	3,137,200
Precision Drilling Corp., 6.50%, 12/15/21	1,315	861,325
RSP Permian, Inc., 6.625%, 10/1/22	3,430	3,069,850
RSP Permian, Inc., 6.625%, 10/1/22(1)	1,550	1,387,250
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,335,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,373,925
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	4,060	3,506,825
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,076,650
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,347,575
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,776,062
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	3,665	3,060,275
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	3,844,912
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	99,550
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	217,813
SM Energy Co., 6.125%, 11/15/22	910	524,956
SM Energy Co., 6.50%, 11/15/21	1,895	1,112,744
SM Energy Co., 6.50%, 1/1/23	1,940	1,130,050
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,147,163
Tesoro Corp., 5.375%, 10/1/22	1,970	1,901,050
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	597,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,392,300
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	256,375
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	390	292,953

		$121,581,119

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,147,575
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,075,650

		$2,223,225

Environmental — 0.6%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$4,145	$3,854,850
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,191,800

Security	Principal Amount (000’s omitted)	Value
Covanta Holding Corp., 5.875%, 3/1/24	$940	$824,850
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,354,925

		$7,226,425

Food & Drug Retail — 0.6%
Rite Aid Corp., 6.125%, 4/1/23(1)	$6,815	$7,215,381

		$7,215,381

Food/Beverage/Tobacco — 2.0%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,017,175
Constellation Brands, Inc., 6.00%, 5/1/22	565	629,975
Dean Foods Co., 6.50%, 3/15/23(1)	6,375	6,582,187
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	3,860	3,724,900
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	1,075	1,115,313
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,245,313
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	608,188
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,006,900
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,012,850
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,707,656
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	979,800

		$25,630,257

Gaming — 1.9%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$2,685	$1,369,289
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,426,775
International Game Technology PLC, 6.50%, 2/15/25(1)	720	648,000
MGM Resorts International, 6.00%, 3/15/23	4,590	4,587,131
MGM Resorts International, 6.625%, 12/15/21	1,060	1,094,450
MGM Resorts International, 7.75%, 3/15/22	3,900	4,148,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,829	1,933,291
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,614,600
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,184,275
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(4)	3,605	1,856,575

		$23,863,011

Health Care — 12.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$350	$332,456
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	2,050	1,814,250
Alere, Inc., 6.375%, 7/1/23(1)	3,050	2,889,875
Alere, Inc., 6.50%, 6/15/20	1,020	999,600
Alere, Inc., 7.25%, 7/1/18	515	535,536
AmSurg Corp., 5.625%, 11/30/20	2,035	2,070,613
AmSurg Corp., 5.625%, 7/15/22	1,825	1,840,741
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	776,659
Centene Corp., 4.75%, 5/15/22	885	854,025
Centene Escrow Corp., 5.625%, 2/15/21(1)(5)	2,250	2,297,813
Centene Escrow Corp., 6.125%, 2/15/24(1)(5)	2,250	2,303,437
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,338,250
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	3,775	3,448,934
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	4,017,600
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	6,330	6,211,312
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	3,624,156
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,492,675
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,343,550
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	185	194,019
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	2,690	2,716,900
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	1,610	1,598,118
ExamWorks Group, Inc., 5.625%, 4/15/23	1,535	1,548,124
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,640,238
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,370,250
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,243,616

Security	Principal Amount (000’s omitted)	Value
HCA, Inc., 5.875%, 2/15/26	$10,010	$10,235,225
HCA, Inc., 6.50%, 2/15/20	505	558,025
HCA, Inc., 7.50%, 2/15/22	1,530	1,705,950
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,091,800
HealthSouth Corp., 5.75%, 11/1/24(1)	885	878,000
HealthSouth Corp., 5.75%, 9/15/25(1)	775	755,470
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,315,519
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,386,325
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	6,120	5,538,600
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,770,705
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	9,365	9,247,937
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	7,634,250
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,230,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,145,600
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,514,575
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,690,238
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	11,555	11,598,331
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,585,519
PRA Holdings, Inc., 9.50%, 10/1/23(1)	666	732,600
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	3,525	3,419,250
Teleflex, Inc., 5.25%, 6/15/24	845	849,225
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,719,975
Tenet Healthcare Corp., 6.75%, 6/15/23	3,185	2,942,144
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	4,994,450
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,670	4,203,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,005	5,412,006
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	6,203,150
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,522,350
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,279,037

		$155,662,403

Homebuilders/Real Estate — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$1,345	$1,302,121
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	1,950	2,013,375
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,813,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,365	2,299,963

		$7,428,959

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,425,850
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	2,580	2,638,050
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,286,606

		$7,350,506

Insurance — 0.8%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,554,800
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,247,200
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,604,613
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,440,901

		$9,847,514

Leisure — 0.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,649,025
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,040,300
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	545,031
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,463,400
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,528,800
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	2,907,850

		$10,134,406

Metals/Mining — 0.7%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,134,100

Security	Principal Amount (000’s omitted)	Value
IAMGOLD Corp., 6.75%, 10/1/20(1)	$1,375	$878,281
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	822,800
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,155,087
Novelis, Inc., 8.375%, 12/15/17	1,025	989,125
SunCoke Energy, Inc., 7.625%, 8/1/19	89	85,218
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,130	1,219,425
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	180,338

		$8,464,374

Paper — 0.0%(6)
Domtar Corp., 10.75%, 6/1/17	$520	$576,544

		$576,544

Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$4,958,537
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,081,313

		$6,039,850

Railroad — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$770,700
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,008,425

		$1,779,125

Restaurants — 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,707,600
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,758,137
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,398,594
Yum! Brands, Inc., 3.75%, 11/1/21	990	900,900
Yum! Brands, Inc., 3.875%, 11/1/23	265	231,544
Yum! Brands, Inc., 5.30%, 9/15/19	600	620,250

		$16,617,025

Services — 6.0%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$6,356,625
Aramark Services, Inc., 5.125%, 1/15/24(1)	3,695	3,824,325
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,386,550
Audatex North America, Inc., 6.125%, 11/1/23(1)	5,120	5,177,600
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,350,250
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	3,674	3,536,225
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,737,237
CEB, Inc., 5.625%, 6/15/23(1)	1,870	1,874,675
Emdeon, Inc., 6.00%, 2/15/21(1)	5,245	4,865,393
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,277,663
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,524,900
IHS, Inc., 5.00%, 11/1/22	2,255	2,286,006
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,155	8,354,194
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,315	6,487,399
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,522,325
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	911,788
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,227,300
TeamHealth, Inc., 7.25%, 12/15/23(1)	4,560	4,776,600
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,313,975
United Rentals North America, Inc., 6.125%, 6/15/23	3,105	3,004,087
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,191,950
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,316,438
United Rentals North America, Inc., 8.25%, 2/1/21	92	96,370
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	982,313

		$77,382,188

Security	Principal Amount (000’s omitted)	Value
Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$670	$547,725
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	2,163,750
Steel Dynamics, Inc., 5.50%, 10/1/24	505	457,025

		$3,168,500

Super Retail — 4.7%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$7,575	$7,650,750
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	361,354
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,983,400
Dollar Tree, Inc., 5.75%, 3/1/23(1)	4,350	4,605,562
Hot Topic, Inc., 9.25%, 6/15/21(1)	6,640	5,976,000
L Brands, Inc., 6.625%, 4/1/21	3,670	4,101,225
L Brands, Inc., 6.875%, 11/1/35(1)	4,010	4,160,375
L Brands, Inc., 8.50%, 6/15/19	3,620	4,226,350
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,383,550
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,182,765
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,436,250
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,190,675
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,784,737
PVH Corp., 7.75%, 11/15/23	3,385	3,774,275
rue21, Inc., 9.00%, 10/15/21(1)	4,235	2,752,750
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,532,687
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	891,438

		$59,994,143

Technology — 6.5%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,159,950
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,448,762
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	7,400	7,955,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	941,850
Avaya, Inc., 10.50%, 3/1/21(1)	2,588	645,345
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	4,775	4,655,625
CommScope, Inc., 4.375%, 6/15/20(1)	945	963,900
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,415,625
First Data Corp., 5.00%, 1/15/24(1)	3,070	3,093,025
First Data Corp., 5.375%, 8/15/23(1)	4,880	4,989,800
First Data Corp., 6.75%, 11/1/20(1)	390	411,938
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,482,062
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,115,750
Infor (US), Inc., 5.75%, 8/15/20(1)	1,865	1,883,650
Infor (US), Inc., 6.50%, 5/15/22(1)	4,485	3,924,375
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,205	1,579,331
Informatica, LLC, 7.125%, 7/15/23(1)	2,340	2,106,000
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,075	1,688,531
Micron Technology, Inc., 5.50%, 2/1/25	1,255	994,588
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	750,288
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,658,950
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,348,312
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,606,500
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	836,194
Plantronics, Inc., 5.50%, 5/31/23(1)	2,645	2,671,450
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	4,765	4,872,212
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,039,875
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,466,675
VeriSign, Inc., 5.25%, 4/1/25	1,225	1,214,735
Zebra Technologies Corp., 7.25%, 10/15/22	7,300	7,610,250

		$83,530,548

Telecommunications — 6.2%
CenturyLink, Inc., 6.75%, 12/1/23	$2,690	$2,555,500

Security	Principal Amount (000’s omitted)	Value
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	$515	$457,063
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,476,481
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,002,475
Equinix, Inc., 5.875%, 1/15/26	3,890	4,035,875
Frontier Communications Corp., 6.25%, 9/15/21	1,690	1,431,751
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,557,562
Frontier Communications Corp., 7.625%, 4/15/24	285	241,538
Frontier Communications Corp., 10.50%, 9/15/22(1)	2,495	2,448,219
Frontier Communications Corp., 11.00%, 9/15/25(1)	4,840	4,682,700
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,391,841
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	1,911,650
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	345	299,288
Intelsat Luxembourg SA, 7.75%, 6/1/21	2,905	1,278,200
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	1,087,588
Level 3 Financing, Inc., 5.375%, 1/15/24(1)	1,415	1,432,687
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,363,637
Sprint Communications, Inc., 6.00%, 11/15/22	255	172,763
Sprint Communications, Inc., 7.00%, 8/15/20	780	577,200
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,113,631
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,140,000
Sprint Corp., 7.25%, 9/15/21	3,550	2,573,750
Sprint Corp., 7.625%, 2/15/25	3,590	2,470,369
Sprint Corp., 7.875%, 9/15/23	12,440	8,956,800
T-Mobile USA, Inc., 6.25%, 4/1/21	895	917,375
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,232,656
T-Mobile USA, Inc., 6.464%, 4/28/19	865	896,356
T-Mobile USA, Inc., 6.50%, 1/15/26	8,135	8,135,000
T-Mobile USA, Inc., 6.625%, 4/1/23	1,135	1,166,212
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,641,225
T-Mobile USA, Inc., 6.731%, 4/28/22	560	578,200
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,117,875
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	2,745	2,623,177
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,144,225
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	1,945,350

		$80,056,219

Transportation Ex Air/Rail — 1.0%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$415,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,269,400
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	3,837,663
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	7,709,625

		$13,231,688

Utilities — 1.7%
AES Corp. (The), 5.50%, 3/15/24	$790	$713,962
Calpine Corp., 5.375%, 1/15/23	3,505	3,207,075
Calpine Corp., 5.75%, 1/15/25	1,130	1,019,825
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,078,862
Dynegy, Inc., 7.375%, 11/1/22	2,515	2,238,350
Dynegy, Inc., 7.625%, 11/1/24	2,155	1,907,175
NRG Energy, Inc., 7.875%, 5/15/21	2,090	1,828,750
NRG Energy, Inc., 8.25%, 9/1/20	4,980	4,544,250
NRG Yield Operating, LLC, 5.375%, 8/15/24	1,335	1,128,075
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	345	276,863
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	2,680	2,083,700

		$22,026,887

Total Corporate Bonds & Notes (identified cost $1,104,085,790)		$1,031,348,878

Senior Floating-Rate Loans — 3.9%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,985	$1,950,884

		$1,950,884

Chemicals — 0.0%(6)
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$574	$557,175

		$557,175

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,808	$1,741,127

		$1,741,127

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$866,667

		$866,667

Entertainment/Film — 0.2%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,995	$1,999,098

		$1,999,098

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,444,672

		$1,444,672

Metals/Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$2,013	$1,406,641

		$1,406,641

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,539	$2,477,281
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	1,764	1,745,424

		$4,222,705

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$5,000	$4,420,835
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,830	3,806,460
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	1,981,697

		$10,208,992

Super Retail — 1.0%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,275	$3,211,792
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,930	3,815,374
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,880,000
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,588	1,541,022
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,737	2,148,545

		$12,596,733

Telecommunications — 0.6%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,477	$1,394,263
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	6,700	5,691,650

		$7,085,913

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$417,500
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	570	476,192
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	82,102
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	787	656,817

		$1,632,611

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$3,500	$3,495,693
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	955,009

		$4,450,702

Total Senior Floating-Rate Loans (identified cost $54,224,932)		$50,163,920

Convertible Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.0%(6)
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,083	$139,723

		$139,723

Health Care — 0.7%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$3,877,926
NuVasive, Inc., 2.75%, 7/1/17	4,440	5,436,225

		$9,314,151

Utilities — 0.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$2,345	$1,934,625
NRG Yield, Inc., 3.50%, 2/1/19(1)	2,085	1,837,406

		$3,772,031

Total Convertible Bonds (identified cost $15,386,453)		$13,225,905

Commercial Mortgage-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(8)	$2,065	$2,074,516
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,613,781

Total Commercial Mortgage-Backed Securities (identified cost $8,823,760)		$8,688,297

Common Stocks — 1.3%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(9)(10)(11)	3,117	$2,711,884

		$2,711,884

Consumer Products — 0.0%(6)
HF Holdings, Inc.(9)(10)(11)	13,600	$222,632

		$222,632

Energy — 0.4%
Seven Generations Energy, Ltd.(9)	410,000	$4,612,463

		$4,612,463

Food/Beverage/Tobacco — 0.3%
Constellation Brands, Inc., Class A	25,993	$3,963,413

		$3,963,413

Security	Shares	Value
Gaming — 0.0%(6)
New Cotai Participation Corp., Class B(9)(10)(11)	7	$101,941

		$101,941

Health Care — 0.3%
Hologic, Inc.(9)	105,000	$3,563,700

		$3,563,700

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(9)	80,000	$843,200

		$843,200

Total Common Stocks (identified cost $13,067,667)		$16,019,233

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.0%(6)
Chesapeake Energy Corp., 4.50%	3,786	$52,360

		$52,360

Health Care — 0.4%
Alere, Inc., 3.00%	18,630	$5,229,208

		$5,229,208

Total Convertible Preferred Stocks (identified cost $5,243,965)		$5,281,568

Exchange-Traded Funds — 0.2%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	36,000	$2,854,080

		$2,854,080

Total Exchange-Traded Funds (identified cost $3,001,320)		$2,854,080

Miscellaneous — 1.1%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(6)
Adelphia, Inc., Escrow Certificate(9)	7,585,000	$47,406
Adelphia, Inc., Escrow Certificate(9)	3,555,000	22,219

		$69,625

Energy — 0.0%
SemGroup Corp., Escrow Certificate(9)(10)	6,330,000	$0

		$0

Gaming — 1.1%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(9)	$1,190,644	$60
PGP Investors, LLC, Membership Interests(9)(10)(11)	25,714	11,689,197
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)(11)	5,410	2,533,124

		$14,222,381

Security	Principal Amount/ Shares	Value
Utilities — 0.0%(6)
EME Reorganization Trust	2,640,437	$7,922

		$7,922

Total Miscellaneous (identified cost $9,451,809)		$14,299,928

Warrants — 0.0%

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(9)(10)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 10.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(12)	$131,009	$131,008,837

Total Short-Term Investments (identified cost $131,008,837)		$131,008,837

Total Investments — 99.2% (identified cost $1,344,294,533)		$1,272,890,646

Other Assets, Less Liabilities — 0.8%		$10,086,051

Net Assets — 100.0%		$1,282,976,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $584,138,975 or 45.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	When-issued/delayed delivery security.

(6)	Amount is less than 0.05%.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(9)	Non-income producing security.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Restricted security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $92,886.

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD 4,462,243	CAD 6,290,000	State Street Bank and Trust Company	4/29/16	$—	$(28,110)

				$—	$(28,110)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	$1,000	5.00	%(1)	12/20/16	$47,648	$(357)	$47,291
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	39,713	(6,155)	33,558
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	39,713	(11,016)	28,697
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	100,061	(18,801)	81,260
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	39,713	(7,129)	32,584
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	100,062	(13,928)	86,134

Total			$8,500				$366,910	$(57,386)	$309,524

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,335,096,381

Gross unrealized appreciation	$35,465,872
Gross unrealized depreciation	(97,671,607)

Net unrealized depreciation	$(62,205,735)

Restricted Securities

At January 31, 2016, the Portfolio owned the following securities (representing 1.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$222,632
New Cotai Participation Corp., Class B	4/12/13	7	216,125	101,941
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,711,884

Total Common Stocks			$2,659,367	$3,036,457

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$11,689,197
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	2,533,124

Total Miscellaneous			$8,963,425	$14,222,321

Total Restricted Securities			$11,622,792	$17,258,778

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$366,910	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(28,110)

Total		$366,910	$(28,110)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,031,348,878	$—	$1,031,348,878
Senior Floating-Rate Loans	—	50,163,920	—	50,163,920
Convertible Bonds	—	13,225,905	—	13,225,905
Commercial Mortgage-Backed Securities	—	8,688,297	—	8,688,297
Common Stocks	12,982,776	—	3,036,457	16,019,233
Convertible Preferred Stocks	52,360	5,229,208	—	5,281,568
Exchange-Traded Funds	2,854,080	—	—	2,854,080
Miscellaneous	7,922	69,685	14,222,321	14,299,928
Warrants	—	—	0	0
Short-Term Investments	—	131,008,837	—	131,008,837
Total Investments	$15,897,138	$1,239,734,730	$17,258,778	$1,272,890,646
Swap Contracts	$—	$366,910	$—	$366,910
Total	$15,897,138	$1,240,101,640	$17,258,778	$1,273,257,556

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(28,110)	$—	$(28,110)
Total	$—	$(28,110)	$—	$(28,110)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016